Convertible Redeemable Preferred Shares - Schedule of Activities of Preference Stock (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	109,481,969	109,481,969	109,481,969
Beginning balance	¥ 3,563,681		¥ 3,554,229
Net accretion on convertible redeemable preferred shares to redemption value	¥ 290,543		¥ 9,452
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares ( in shares) | shares	15,672,203	15,672,203
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ (672,170)	$ (92,087)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ 5,940	$ 814
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(125,154,172)	(125,154,172)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (3,187,994)
Ending balance (in shares) | shares	0	0	109,481,969
Ending balance	¥ 0		¥ 3,563,681
Series A Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	15,040,570	15,040,570	15,040,570
Beginning balance	¥ 408,139		¥ 574,512
Net accretion on convertible redeemable preferred shares to redemption value	31,684		¥ (166,373)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(30,405)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ (8,583)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(15,040,570)	(15,040,570)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (400,835)
Ending balance (in shares) | shares	0	0	15,040,570
Ending balance	¥ 0		¥ 408,139
Series B Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	7,085,330	7,085,330	7,085,330
Beginning balance	¥ 199,518		¥ 329,406
Net accretion on convertible redeemable preferred shares to redemption value	14,606		¥ (129,888)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(12,730)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ (5,041)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(7,085,330)	(7,085,330)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (196,353)
Ending balance (in shares) | shares	0	0	7,085,330
Ending balance	¥ 0		¥ 199,518
Series C Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	23,786,590	23,786,590	23,786,590
Beginning balance	¥ 493,788		¥ 453,926
Net accretion on convertible redeemable preferred shares to redemption value	31,438		¥ 39,862
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(58,026)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ (8,659)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(23,786,590)	(23,786,590)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (458,541)
Ending balance (in shares) | shares	0	0	23,786,590
Ending balance	¥ 0		¥ 493,788
Series D Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	37,152,161	37,152,161	37,152,161
Beginning balance	¥ 1,059,434		¥ 959,436
Net accretion on convertible redeemable preferred shares to redemption value	76,076		¥ 99,998
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	(90,632)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ (203)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(37,152,161)	(37,152,161)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (1,044,675)
Ending balance (in shares) | shares	0	0	37,152,161
Ending balance	¥ 0		¥ 1,059,434
Series E Shares
Temporary Equity [Line Items]
Beginning balance (in shares) | shares	26,417,318	26,417,318	26,417,318
Beginning balance	¥ 1,402,802		¥ 1,236,949
Net accretion on convertible redeemable preferred shares to redemption value	¥ 136,739		¥ 165,853
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares ( in shares) | shares	15,672,203	15,672,203
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	¥ (480,377)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	¥ 28,426
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO ( in shares) | shares	(42,089,521)	(42,089,521)
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IPO	¥ (1,087,590)
Ending balance (in shares) | shares	0	0	26,417,318
Ending balance	¥ 0		¥ 1,402,802